Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,686,250.00
Previously Paid Amount	1,362.16
Total Fee Amount	3,911.14
Total Offset Amount	0.00
Net Fee	$ 2,548.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A